Debt (Tables)	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Summary of Debt Disclosure
At June 30, our debt consisted of the following.

	2022	2021
	(in thousands)
Note payable for land	$—	$93
Vehicle notes payable	186	—

Total debt	186	93
Current portion of debt	38	—

Long-term debt	$148	$93